INVESTMENTS - EQUITY SECURITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Summary of Cost and Fair Value of Investments in Equity Securities
The following table shows the cost and fair value of the Company’s investments in equity securities (in thousands):

	Cost	Unrealized Gain	Fair Value
March 31, 2024	$999	$138	$1,137

	Cost	Unrealized Loss	Fair Value
December 31, 2023	$999	$(111)	$888

The following table shows the cost and fair value of the Company’s investments in equity securities
(in
t
housands
):

	Cost	Unrealized Loss	Fair Value
December 31, 2023	$999	$(111)	$888

	Cost	Unrealized Gain	Fair Value
December 31, 2022	$999	$144	$1,143